Taxes on Income - Net income tax payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net income tax payments
Total	$ 26	$ 29	$ 15
Pennsylvania
Net income tax payments
State	2
Other
Net income tax payments
State	5
Australia
Net income tax payments
Foreign	3
Canada
Net income tax payments
Foreign	15
Other
Net income tax payments
Foreign	$ 1